Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss [Abstract]
Revenue from transportation (Note 17)	$ 1,218,647	$ 1,683,056	$ 1,351,713
Costs and expenses:
Salaries, wages and employee benefits (Note 22)	274,954	285,316	253,135
Leases of properties and equipment (Note 10)	531,468	700,449	565,371
Operative and administrative services	217,596	345,215	292,423
Fuel, materials and supplies	81,827	194,029	147,461
Depreciation, amortization and loss from revaluation	125,122	99,519	117,202
Other costs and expenses	16,776	15,639	16,842
Total costs and expenses	1,247,743	1,640,167	1,392,434
Transportation profit (loss)	(29,096)	42,889	(40,721)
Other income (expenses) (Note 18)	65,787	(10,378)	(169,343)
Operating profit (loss)	36,691	32,511	(210,064)
Comprehensive financing cost:
Interest income	2,049	533	266
Interest expense and other financial costs (Note 19)	(63,066)	(61,563)	(62,576)
Exchange gain (loss), net	19,584	(169)	3,177
Total comprehensive financing cost	(41,433)	(61,199)	(59,133)
Loss before taxes	(4,742)	(28,688)	(269,197)
Income tax benefit (Note 20)	20,200	29,591	21,143
Net income (loss) for the year	15,458	903	(248,054)
Attributable to:
Non-controlling interest	(4,733)	(2,638)	(5,482)
Controlling interest	$ 20,191	$ 3,541	$ (242,572)
Earning per share for the year (Note 23)
Income (loss) per share for the year (in dollars per share)	$ 0.169	$ 0.03	$ (2.031)
Weighted average number of shares for the year (in shares)	119,433,910	119,433,910	119,433,910